Offerings - Offering: 1	Mar. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share, reserved for issuance pursuant to the 2021 Share Incentive Plan
Amount Registered | shares	2,538,666
Proposed Maximum Offering Price per Unit	235.04
Maximum Aggregate Offering Price	$ 596,688,056.64
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,352.94
Offering Note	a.Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares, no par value (“Ordinary Shares”), of monday.com Ltd. (the “Registrant”) that become issuable under the monday.com Ltd. 2021 Share Incentive Plan (the “2021 Plan”) by reason of any share dividend, share split, recapitalization or similar transaction under the 2021 Plan, effected without the Registrant’s receipt of consideration which would increase the number of outstanding Ordinary Shares. b.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of the Registrant’s Ordinary Shares as reported on the Nasdaq Global Select Market on March 10, 2025. c.Represents the additional Ordinary Shares reserved for issuance under the 2021 Plan resulting from an automatic annual increase as of January 1, 2025.